UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$43	0.79%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351
Table Summary

Portfolio Turnover Rate	47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F120-053 8/26

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$58	1.06%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351
Table Summary

Portfolio Turnover Rate	47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F226-053 8/26

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

This semi-annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$36	0.65%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$9,807,517
Number of Portfolio Holdings	351
Table Summary

Portfolio Turnover Rate	47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Health Care	28.2%
Information Technology	22.5
Industrials & Business Services	19.4
Financials	8.8
Consumer Discretionary	8.5
Energy	4.7
Materials	3.7
Real Estate	1.9
Communication Services	1.1
Other	1.2

Top Ten Holdings (as a % of Net Assets)

Table Summary
StoneX Group	1.1%
BrightSpring Health Services	1.0
InterDigital	1.0
Moog	1.0
Bel Fuse	0.9
ESCO Technologies	0.8
FirstCash Holdings	0.8
Argan	0.8
Belden	0.8
Federal Signal	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F224-053 8/26

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX Integrated U.S. Small-
Cap Growth Equity Fund
TQAAX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
Advisor Class
TQAIX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 44 .65 $ 43 .07 $ 41 .00 $ 34 .68 $ 46 .35 $ 47 .73
Investment
activities
Net investment
loss
(1)(2)
( 0 .08 ) ( 0 .15 ) ( 0 .14 ) ( 0 .10 ) ( 0 .09 ) ( 0 .20 )
Net realized and
unrealized gain/
loss 9 .48 4 .56 5 .63 7 .42 ( 10 .29 ) 5 .30
Total from
investment
activities 9 .40 4 .41 5 .49 7 .32 ( 10 .38 ) 5 .10
Distributions
Net investment
income — — ( 0 .09 ) — — —
Net realized gain — ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
Total distributions — ( 2 .83 ) ( 3 .42 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET
VALUE
End of period $ 54 .05 $ 44 .65 $ 43 .07 $ 41 .00 $ 34 .68 $ 46 .35

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
21 .05% 10 .14% 12 .93% 21 .16% ( 22 .41 ) % 11 .30%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .79%
(4)
0 .80% 0 .79% 0 .80% 0 .80% 0 .78%
Net expenses
after waivers/
payments by
Price Associates 0 .79%
(4)
0 .80% 0 .79% 0 .80% 0 .80% 0 .78%
Net investment
loss ( 0 .34 ) %
(4)
( 0 .34 ) % ( 0 .31 ) % ( 0 .26 ) % ( 0 .25 ) % ( 0 .40 ) %
Portfolio turnover
rate 47 .3% 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end of
period (in millions) $4,191 $3,705 $3,973 $3,737 $3,354 $5,524
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 43 .62 $ 42 .24 $ 40 .30 $ 34 .20 $ 45 .86 $ 47 .43
Investment
activities
Net investment
loss
(1)(2)
( 0 .14 ) ( 0 .26 ) ( 0 .26 ) ( 0 .21 ) ( 0 .19 ) ( 0 .36 )
Net realized and
unrealized gain/
loss 9 .25 4 .47 5 .53 7 .31 ( 10 .18 ) 5 .27
Total from
investment
activities 9 .11 4 .21 5 .27 7 .10 ( 10 .37 ) 4 .91
Distributions
Net realized gain — ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET
VALUE
End of period $ 52 .73 $ 43 .62 $ 42 .24 $ 40 .30 $ 34 .20 $ 45 .86

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
20 .88% 9 .87% 12 .61% 20 .81% ( 22 .63 ) % 10 .97%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .06%
(4)
1 .07% 1 .07% 1 .09% 1 .08% 1 .09%
Net expenses
after waivers/
payments by
Price Associates 1 .06%
(4)
1 .07% 1 .07% 1 .09% 1 .08% 1 .09%
Net investment
loss ( 0 .61 ) %
(4)
( 0 .61 ) % ( 0 .58 ) % ( 0 .56 ) % ( 0 .52 ) % ( 0 .71 ) %
Portfolio turnover
rate 47 .3% 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end
of period (in
thousands) $16,126 $13,468 $17,101 $14,519 $17,483 $28,195
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 45 .19 $ 43 .49 $ 41 .37 $ 34 .93 $ 46 .61 $ 47 .89
Investment
activities
Net investment
loss
(1)(2)
( 0 .05 ) ( 0 .08 ) ( 0 .08 ) ( 0 .05 ) ( 0 .03 ) ( 0 .13 )
Net realized and
unrealized gain/
loss 9 .61 4 .61 5 .68 7 .49 ( 10 .36 ) 5 .33
Total from
investment
activities 9 .56 4 .53 5 .60 7 .44 ( 10 .39 ) 5 .20
Distributions
Net investment
income — — ( 0 .15 ) — — —
Net realized gain — ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
Total distributions — ( 2 .83 ) ( 3 .48 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET
VALUE
End of period $ 54 .75 $ 45 .19 $ 43 .49 $ 41 .37 $ 34 .93 $ 46 .61

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
21 .16% 10 .32% 13 .06% 21 .35% ( 22 .31 ) % 11 .47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .65%
(4)
0 .65% 0 .65% 0 .66% 0 .66% 0 .64%
Net expenses
after waivers/
payments by
Price Associates 0 .65%
(4)
0 .65% 0 .65% 0 .66% 0 .66% 0 .64%
Net investment
loss ( 0 .19 ) %
(4)
( 0 .19 ) % ( 0 .17 ) % ( 0 .12 ) % ( 0 .09 ) % ( 0 .26 ) %
Portfolio turnover
rate 47 .3% 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end of
period (in millions) $5,601 $4,618 $4,496 $4,041 $3,259 $4,246
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.9%
COMMUNICATION SERVICES  1.1%
Entertainment  0.5%
IMAX (1) 858,500 34,220
TKO Group Holdings  86,837 17,481
51,701
Interactive Media & Services  0.2%
Cargurus (1) 229,900 7,837
EverQuote, Class A (1) 493,400 11,738
19,575
Media  0.4%
DoubleVerify Holdings (1) 1,475,580 15,995
Nexstar Media Group  107,367 19,175
35,170
Total Communication Services 106,446
CONSUMER DISCRETIONARY  8.5%
Automobile Components  0.5%
Phinia  250,000 20,593
Visteon  247,409 24,545
45,138
Broadline Retail  0.4%
Global-e Online (1) 807,200 28,034
Ollie's Bargain Outlet Holdings (1) 150,051 11,536
39,570
Diversified Consumer Services  2.1%
Clear Secure, Class A  377,900 21,060
Covista (1) 365,460 45,558
Frontdoor (1) 586,585 45,513
Laureate Education (1) 900,838 32,719
Liberty Live Holdings, Class C (1) 188,719 19,936
Stride (1) 241,197 20,801
Universal Technical Institute (1) 466,423 19,949
205,536
Hotels, Restaurants & Leisure  1.8%
Boyd Gaming  271,712 24,000
Brinker International (1) 138,335 23,240
Cava Group (1) 87,500 6,867
Churchill Downs  141,849 12,716
Dutch Bros, Class A (1) 387,156 27,802

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (1) 464,200 18,958
Monarch Casino & Resort  107,600 14,161
Navan, Class A (1) 874,298 19,995
Travel + Leisure  421,675 32,229
179,968
Household Durables  1.6%
Cavco Industries (1) 48,524 29,812
Green Brick Partners (1) 426,959 34,174
Installed Building Products  149,530 34,368
SharkNinja (1) 388,300 59,126
157,480
Specialty Retail  1.4%
Abercrombie & Fitch, Class A (1) 402,189 36,201
Boot Barn Holdings (1) 219,129 35,996
Build-A-Bear Workshop (2) 234,477 7,177
Burlington Stores (1) 33,440 10,594
Urban Outfitters (1) 409,351 29,007
Victoria's Secret (1) 181,600 15,160
134,135
Textiles, Apparel & Luxury Goods  0.7%
Amer Sports (1) 733,305 24,815
Birkenstock Holding (1)(2) 231,054 9,942
Crocs (1) 106,147 12,806
Ermenegildo Zegna  463,500 6,035
Kontoor Brands  139,503 11,626
65,224
Total Consumer Discretionary 827,051
CONSUMER STAPLES  1.0%
Beverages  0.3%
Coca-Cola Consolidated  159,488 30,449
30,449
Consumer Staples Distribution & Retail  0.5%
Casey's General Stores  25,549 20,306
PriceSmart  142,915 27,917
48,223
Personal Care Products  0.2%
Interparfums  148,967 16,663
16,663
Total Consumer Staples 95,335

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  4.7%
Energy Equipment & Services  2.4%
Archrock  558,200 22,724
Expro Group Holdings (1) 1,513,900 22,360
Flowco Holdings, Class A  895,200 19,104
HMH Holding, Class A (1) 322,596 6,045
Kodiak Gas Services  475,500 35,724
TechnipFMC  745,263 49,411
Tidewater (1) 474,500 31,616
Weatherford International  630,509 51,387
238,371
Oil, Gas & Consumable Fuels  2.3%
Centrus Energy, Class A (1) 45,827 7,693
Energy Fuels (1) 1,971,900 28,593
Golar LNG  160,200 7,984
Matador Resources  270,276 13,454
Permian Resources, Class A  3,081,884 56,737
Range Resources  860,848 32,015
Uranium Energy (1) 5,408,325 57,653
Viper Energy, Class A  563,277 23,883
228,012
Total Energy 466,383
FINANCIALS  8.8%
Banks  2.5%
Customers Bancorp (1) 137,100 10,845
East West Bancorp  147,000 18,976
First BanCorp Puerto Rico  2,246,274 58,560
Fulton Financial  1,981,500 47,933
International Bancshares  381,043 28,940
Popular  353,746 58,078
UMB Financial  139,600 19,929
243,261
Capital Markets  2.5%
Affiliated Managers Group  67,614 22,881
Lincoln International (1) 408,119 9,742
Marex Group  1,247,242 76,019
Miami International Holdings (1) 247,000 9,179
StepStone Group, Class A  332,685 13,760
StoneX Group (1) 880,178 104,301
TPG  204,200 8,280
244,162

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  1.5%
Enova International (1) 283,069 68,143
FirstCash Holdings  359,074 77,675
145,818
Financial Services  1.0%
Euronet Worldwide (1) 102,426 7,496
EVERTEC  454,082 12,614
Marqeta, Class A (1) 2,073,438 8,418
Sezzle (1)(2) 285,758 49,045
Toast, Class A (1) 885,250 24,628
102,201
Insurance  1.3%
Palomar Holdings (1) 121,403 15,344
Primerica  95,409 27,115
SiriusPoint (1) 1,027,760 24,667
Skyward Specialty Insurance Group (1) 962,228 56,146
123,272
Total Financials 858,714
HEALTH CARE  28.2%
Biotechnology  16.2%
ADMA Biologics (1) 952,217 7,970
Alkermes (1) 997,322 52,255
Arrowhead Pharmaceuticals (1) 126,461 10,308
Ascendis Pharma (1) 66,400 17,710
Avalo Therapeutics (1) 120,421 2,225
Beam Therapeutics (1) 818,640 28,096
Bicara Therapeutics (1) 612,100 18,173
Bridgebio Pharma (1) 65,623 4,888
Caris Life Sciences (1)(2) 55,414 987
Celcuity (1) 289,540 30,292
Celldex Therapeutics (1) 970,814 36,124
CG oncology (1) 658,981 46,821
Cogent Biosciences (1) 1,127,196 43,622
Corvus Pharmaceuticals (1) 801,900 11,980
Cullinan Therapeutics (1) 559,800 10,194
Cytokinetics (1) 262,777 22,386
Denali Therapeutics (1) 482,214 12,403
Dianthus Therapeutics (1) 453,246 44,182
Disc Medicine (1) 375,603 27,472
Dyne Therapeutics (1) 780,169 17,328
Erasca (1) 1,435,300 26,295
Evommune (1) 258,200 3,431

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Halozyme Therapeutics (1) 62,712 4,908
Hemab Therapeutics Holdings (1) 115,030 4,225
Ideaya Biosciences (1) 216,012 8,051
Immunovant (1) 642,000 24,736
Insmed (1) 137,271 14,636
Ionis Pharmaceuticals (1) 253,425 20,094
Kailera Therapeutics (1) 635,206 13,994
Kodiak Sciences (1) 498,300 19,414
Krystal Biotech (1) 114,073 42,397
Kymera Therapeutics (1) 567,076 65,027
MapLight Therapeutics (1)(2) 402,792 14,436
Mineralys Therapeutics (1) 538,629 14,532
Mirum Pharmaceuticals (1) 438,732 51,362
Monte Rosa Therapeutics (1) 1,375,639 33,290
Natera (1) 143,950 39,075
Nurix Therapeutics (1) 942,854 22,874
ORIC Pharmaceuticals (1) 1,261,301 13,660
Oruka Therapeutics (1) 150,800 14,352
Palvella Therapeutics (1) 105,729 16,157
Praxis Precision Medicines (1) 182,516 61,105
Protagonist Therapeutics (1) 289,320 35,465
PTC Therapeutics (1) 303,472 24,754
Relay Therapeutics (1) 1,366,611 25,569
Replimune Group (1) 270,800 2,998
Revolution Medicines (1) 50,363 9,432
Rhythm Pharmaceuticals (1) 466,073 51,748
Roivant Sciences (1) 441,700 15,632
Scholar Rock Holding (1) 1,108,147 60,948
Spyre Therapeutics (1) 509,247 45,211
Stoke Therapeutics (1) 495,887 16,225
Tango Therapeutics (1) 1,200,590 37,530
TG Therapeutics (1) 715,300 39,299
Travere Therapeutics (1) 449,214 25,520
Twist Bioscience (1) 366,600 37,716
Tyra Biosciences (1) 558,500 17,838
Ultragenyx Pharmaceutical (1) 429,669 14,347
Vaxcyte (1) 740,641 43,053
Vera Therapeutics (1) 647,781 27,796
Viridian Therapeutics (1) 703,204 12,918
Xencor (1) 307,696 4,954
Xenon Pharmaceuticals (1) 853,241 51,502
Zenas Biopharma (1)(2) 385,100 9,774
1,583,696

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  3.3%
Establishment Labs Holdings (1) 387,800 33,277
Glaukos (1) 72,400 10,119
Globus Medical, Class A (1) 361,777 28,584
Haemonetics (1) 288,927 21,669
Kestra Medical Technologies (1)(2) 468,900 11,929
Lantheus Holdings (1) 664,068 73,672
LeMaitre Vascular  443,684 42,576
Merit Medical Systems (1) 462,282 32,055
STERIS  75,569 15,912
UFP Technologies (1) 189,317 50,194
319,987
Health Care Providers & Services  4.2%
Billiontoone, Class A (1)(2) 110,110 13,211
BrightSpring Health Services (1) 1,444,498 100,739
Concentra Group Holdings Parent  849,793 25,281
Encompass Health  483,146 48,836
Ensign Group  206,699 33,134
Guardant Health (1) 161,532 24,235
HealthEquity (1) 449,983 40,643
LifeStance Health Group (1) 2,069,600 22,166
Oscar Health, Class A (1) 1,064,800 30,368
RadNet (1) 515,044 31,763
Tenet Healthcare (1) 242,604 45,386
415,762
Health Care Technology  0.2%
Waystar Holding (1) 1,137,255 23,348
23,348
Life Sciences Tools & Services  1.7%
10X Genomics, Class A (1) 1,435,087 55,021
Adaptive Biotechnologies (1) 1,101,637 23,630
Charles River Laboratories International (1) 152,400 34,563
Medpace Holdings (1) 61,427 32,531
Repligen (1) 114,688 15,648
161,393
Pharmaceuticals  2.6%
Alumis (1) 1,088,300 30,625
AtaiBeckley (1) 877,600 4,625
Avalyn Pharma (1) 385,805 12,701
Axsome Therapeutics (1) 25,888 6,337
Crinetics Pharmaceuticals (1) 1,169,828 43,775
Definium Therapeutics (1) 728,490 34,268

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Edgewise Therapeutics (1) 300,100 12,193
Enliven Therapeutics (1) 468,248 23,763
Indivior Pharmaceuticals (1) 518,300 21,266
Ligand Pharmaceuticals (1) 50,900 16,089
Liquidia (1) 359,200 28,639
MediWound (1)(2) 157,100 2,309
Ocular Therapeutix (1) 1,484,000 14,573
Prestige Consumer Healthcare (1) 88,919 4,203
255,366
Total Health Care 2,759,552
INDUSTRIALS & BUSINESS SERVICES  19.4%
Aerospace & Defense  3.5%
Arxis, Class A (1) 322,879 14,898
ATI (1) 97,937 19,303
BWX Technologies  45,744 8,904
Carpenter Technology  32,381 19,974
Curtiss-Wright  25,139 19,049
Hawkeye 360 (1) 286,213 5,787
Hexcel  298,953 29,913
Karman Holdings (1)(2) 546,495 27,281
Leonardo DRS  359,331 15,333
MDA Space (1) 495,600 20,458
Moog, Class A  228,842 96,993
StandardAero (1) 692,351 20,708
VSE  99,831 22,812
Woodward  44,987 19,139
340,552
Building Products  1.7%
AZZ  311,883 48,358
CSW Industrials  76,970 21,421
Griffon  117,616 11,471
Louisiana-Pacific  143,404 11,280
Modine Manufacturing (1) 77,700 20,747
Simpson Manufacturing  133,070 27,858
Zurn Elkay Water Solutions  587,700 29,697
170,832
Commercial Services & Supplies  0.1%
Brink's  148,600 14,041
14,041
Construction & Engineering  3.1%
API Group (1) 426,629 18,068

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Argan  96,979 77,443
Cardinal Infrastructure Group, Class A (1) 336,252 31,675
Dycom Industries (1) 31,180 15,764
Everus Construction Group (1) 61,400 10,189
Granite Construction  357,700 56,545
MYR Group (1) 113,437 56,764
Valmont Industries  67,884 39,210
305,658
Electrical Equipment  3.2%
Acuity  152,040 57,267
Dpc Holdings (1) 128,484 6,303
EnerSys  291,076 68,059
Innio (1) 147,344 5,828
Nextpower, Class A (1) 376,025 44,800
nVent Electric  270,400 45,863
Powell Industries  64,860 18,573
Preformed Line Products  11,080 4,549
Shoals Technologies Group, Class A (1) 1,709,792 16,927
Vicor (1) 113,500 43,105
X-Energy (1) 356,997 6,555
317,829
Ground Transportation  0.3%
Saia (1) 71,425 30,081
30,081
Machinery  6.0%
Allison Transmission Holdings  120,714 13,609
Atmus Filtration Technologies  1,291,111 65,834
Blue Bird (1) 322,800 25,488
Crane  88,508 19,744
Enpro  76,300 28,760
Esab  446,139 44,003
ESCO Technologies  226,763 79,376
Federal Signal  592,546 76,136
JBT Marel  332,600 48,227
Kadant  107,764 33,863
Mueller Industries  384,704 47,292
SPX Technologies (1) 103,822 25,454
Toro  201,102 19,591
Watts Water Technologies, Class A  159,214 62,324
589,701

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Marine Transportation  0.3%
Kirby (1) 228,435 31,060
31,060
Professional Services  0.4%
Booz Allen Hamilton Holding  239,339 14,521
FTI Consulting (1) 169,510 25,258
39,779
Trading Companies & Distributors  0.8%
Applied Industrial Technologies  115,136 38,933
McGrath RentCorp  98,400 11,909
SiteOne Landscape Supply (1) 274,843 31,445
82,287
Total Industrials & Business Services 1,921,820
INFORMATION TECHNOLOGY  22.5%
Communications Equipment  1.4%
Digi International (1) 620,181 46,482
Extreme Networks (1) 1,459,800 47,254
Harmonic (1) 717,500 11,717
Viavi Solutions (1) 562,500 26,859
132,312
Electronic Equipment, Instruments & Components  5.0%
Advanced Energy Industries  35,520 13,244
Badger Meter  132,282 19,628
Bel Fuse, Class B  263,825 87,864
Belden  644,198 77,246
Cognex  829,529 60,075
Fabrinet (1) 35,905 20,182
Itron (1) 337,956 29,243
Novanta (1)(2) 186,529 30,262
OSI Systems (1) 177,008 38,712
Plexus (1) 157,000 47,205
Teledyne Technologies (1) 104,636 69,782
493,443
IT Services  0.4%
DigitalOcean Holdings (1)(2) 74,300 11,667
Fastly, Class A (1) 1,313,600 24,118
35,785
Semiconductors & Semiconductor Equipment  7.6%
Ambarella (1) 347,600 29,824
Axcelis Technologies (1) 198,158 37,541

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
AXT (1) 427,000 30,778
Cohu (1) 249,400 18,433
Diodes (1) 380,400 41,631
Entegris  341,392 61,403
FormFactor (1) 64,400 10,299
Impinj (1) 133,000 19,050
Kulicke & Soffa Industries  76,400 10,219
Lattice Semiconductor (1) 280,071 42,840
MACOM Technology Solutions Holdings (1) 103,867 39,508
MaxLinear (1) 458,200 58,663
MKS  135,518 60,278
Onto Innovation (1) 91,503 34,629
Photronics (1) 750,283 24,407
Power Integrations  185,100 15,504
Rambus (1) 461,492 61,258
SiTime (1) 22,628 16,871
Skyworks Solutions  711,878 48,265
Tower Semiconductor (1) 120,556 31,422
Veeco Instruments (1) 644,600 48,861
741,684
Software  8.1%
A10 Networks  603,567 22,549
ACI Worldwide (1) 722,558 36,337
Adeia  1,246,200 41,037
Agilysys (1) 200,540 20,956
Alarm.com Holdings (1) 273,299 12,769
Appfolio, Class A (1) 212,088 34,008
Arteris (1) 288,300 14,009
BILL Holdings (1) 755,673 27,325
BlackBerry (1) 1,094,300 13,843
BlackLine (1) 170,000 4,772
CCC Intelligent Solutions Holdings (1) 4,964,477 25,617
Cipher Digital (1) 1,532,224 37,540
Commvault Systems (1) 113,037 16,021
Core Scientific (1) 1,076,396 27,545
Descartes Systems Group (1) 495,132 34,283
D-Wave Quantum (1)(2) 1,057,500 25,369
HubSpot (1) 118,000 21,536
Hut 8 (1) 267,664 30,901
InterDigital  353,897 100,199
JFrog (1) 743,928 67,608
Mitek Systems (1) 799,200 16,088
Pegasystems  464,252 13,914

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Procore Technologies (1) 286,300 11,630
PTC (1) 244,753 27,806
Q2 Holdings (1) 359,399 17,287
Samsara, Class A (1) 1,197,900 38,848
ServiceTitan, Class A (1) 237,700 16,808
SPS Commerce (1) 109,225 6,244
Teradata (1) 223,100 7,730
Workiva (1) 379,531 18,411
788,990
Total Information Technology 2,192,214
MATERIALS  3.7%
Chemicals  1.4%
Balchem  52,130 8,808
Cabot  331,010 30,062
Element Solutions  422,450 20,172
NewMarket  41,215 32,611
RPM International  286,254 31,817
Solstice Advanced Materials  172,700 15,301
138,771
Construction Materials  0.4%
Knife River (1) 508,906 42,570
42,570
Metals & Mining  1.9%
Alamos Gold, Class A (CAD)  250,100 7,583
Almonty Industries (1) 495,200 8,200
Artemis Gold (CAD) (1)(2) 565,000 12,433
Coeur Mining  1,657,400 27,049
First Quantum Minerals (CAD) (1) 305,400 8,342
Ivanhoe Electric (1) 618,613 5,945
Materion  35,700 10,617
MP Materials (1)(2) 184,834 10,353
SSR Mining (1) 987,386 27,923
U.S. Antimony (1) 1,611,200 11,697
USA Rare Earth (1) 1,548,600 33,419
Warrior Met Coal  239,129 19,408
182,969
Total Materials 364,310
REAL ESTATE  1.9%
Health Care Real Estate Investment Trusts  0.6%
American Healthcare REIT, REIT  501,373 26,147

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CareTrust REIT, REIT  757,400 30,561
56,708
Hotel & Resort Real Estate Investment Trusts  0.5%
Ryman Hospitality Properties, REIT  379,663 48,806
48,806
Industrial Real Estate Investment Trusts  0.2%
Rexford Industrial Realty, REIT  594,079 19,902
19,902
Real Estate Management & Development  0.1%
Compass, Class A (1) 909,300 11,212
11,212
Retail Real Estate Investment Trusts  0.1%
NETSTREIT, REIT (2) 640,900 13,542
13,542
Specialized Real Estate Investment Trusts  0.4%
Lamar Advertising, Class A, REIT  130,200 20,309
Outfront Media, REIT  634,900 20,799
41,108
Total Real Estate 191,278
UTILITIES  0.1%
Independent Power & Renewable Electricity Producer  0.1%
Fervo Energy, Class A (1) 262,025 7,659
Total Utilities 7,659
Total Common Stocks (Cost $7,437,104) 9,790,762
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.69% (3)(4) 43,154,734 43,155
Total Short-Term Investments (Cost $43,155) 43,155

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.66% (3)(4) 40,391,811 40,392
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 40,392
Total Securities Lending Collateral (Cost $40,392) 40,392
Total Investments in Securities
100.7% of Net Assets
(Cost $7,520,651) $ 9,874,309
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(3) Seven-day yield
(4) Affiliated Companies
CAD Canadian Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 1,096
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 1,096+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 36,426  ¤  ¤ $ 43,155
T. Rowe Price Treasury
Reserve Fund, 3.66% 154,080  ¤  ¤ 40,392
Total $ 83,547^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $1,096 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,547.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $7,520,651) $ 9,874,309
Receivable for investment securities sold 64,405
Receivable for shares sold 5,016
Dividends receivable 2,027
Cash deposits on futures contracts 1
Other assets 205
Total assets 9,945,963
Liabilities
Payable for investment securities purchased 57,776
Obligation to return securities lending collateral 40,392
Payable for shares redeemed 17,923
Investment management fees payable 4,943
Due to affiliates 133
Payable to directors 5
Other liabilities 17,274
Total liabilities 138,446
NET ASSETS $ 9,807,517
Net Assets Consist of:
Total distributable earnings (loss) $ 3,731,149
Paid-in capital applicable to 180,127,961 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,076,368
NET ASSETS $ 9,807,517
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,190,694; Shares outstanding: 77,526,511) $ 54.05
Advisor Class
(Net assets: $16,126; Shares outstanding: 305,820) $ 52.73
I Class
(Net assets: $5,600,697; Shares outstanding:
102,295,630) $ 54.75

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $151) $ 19,157
Securities lending 809
Other 12
Total income 19,978
Expenses
Investment management 27,872
Shareholder servicing
Investor Class $ 2,838
Advisor Class 12
I Class 188 3,038
Rule 12b-1 fees
Advisor Class 18
Prospectus and shareholder reports
Investor Class 84
I Class 56 140
Custody and accounting 165
Registration 59
Legal and audit 17
Directors 12
Miscellaneous 20
Total expenses 31,341
Net investment loss (11,363)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,360,826
Futures 1,350
Foreign currency transactions (36)
Net realized gain 1,362,140
Change in net unrealized gain / loss on securities 390,806
Net realized and unrealized gain / loss 1,752,946
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,741,583

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (11,363) $ (21,163)
Net realized gain 1,362,140 1,152,420
Change in net unrealized gain / loss 390,806 (336,472)
Increase in net assets from operations 1,741,583 794,785
Distributions to shareholders
Net earnings
Investor Class – (223,604)
Advisor Class – (901)
I Class – (274,749)
Decrease in net assets from distributions – (499,254)
Capital share transactions
*
Shares sold
Investor Class 620,931 1,327,762
Advisor Class 1,050 1,971
I Class 472,005 675,197
Distributions reinvested
Investor Class – 209,863
Advisor Class – 901
I Class – 261,489
Shares redeemed
Investor Class (888,016) (1,943,602)
Advisor Class (1,210) (7,024)
I Class (475,804) (971,240)
Decrease in net assets from capital share
transactions (271,044) (444,683)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase (decrease) during period 1,470,539 (149,152)
Beginning of period 8,336,978 8,486,130
End of period $ 9,807,517 $ 8,336,978
*Share information (000s)
Shares sold
Investor Class 12,144 29,962
Advisor Class 23 46
I Class 9,791 15,369
Distributions reinvested
Investor Class – 4,626
Advisor Class – 20
I Class – 5,694
Shares redeemed
Investor Class (17,593) (43,860)
Advisor Class (26) (162)
I Class (9,682) (22,248)
Decrease in shares outstanding (5,343) (10,553)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the Integrated
U.S. Small-Cap Growth Equity Fund (Investor Class), the Integrated U.S. Small-
Cap Growth Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Cap Growth Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2026, the fund realized $289,823,000 of net gain on
$384,490,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of June 30,
2026, the fund held no derivative instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,762,404 $ 28,358 $ — $ 9,790,762
Short-Term Investments 43,155 — — 43,155
Securities Lending Collateral 40,392 — — 40,392
Total $ 9,845,951 $ 28,358 $ — $ 9,874,309

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $1,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives
$
1,350
Total
$
1,350

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $81,644,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $82,561,000 and consisted of cash collateral and related investments of $40,392,000 and U.S. government securities of $42,169,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,299,774,000 and
$4,172,576,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,523,996,000. Net unrealized gain aggregated $2,350,313,000 at period-end, of which $2,651,005,000 related to appreciated investments and $300,692,000 related to depreciated investments.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $696,000 for T. Rowe Price Services, Inc.;
and $74,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F120-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026